Related party transactions - Amounts due to and from related parties (Details) - CAD ($)	Feb. 29, 2024	Aug. 31, 2023
Disclosure of transactions between related parties [line items]
Share subscription receivable	$ 39,200	$ 39,200
Amounts due to related parties included in trade and other payable	90,744	62,274
9335-1427 Quebec Inc
Disclosure of transactions between related parties [line items]
Share subscription receivable	25,000	25,000
Alexandre Mongeon
Disclosure of transactions between related parties [line items]
Share subscription receivable	14,200	14,200
Current advances to related party	19,071	20,135
Amounts due to related parties included in trade and other payable	15,077	19,384
Patrick Bobby
Disclosure of transactions between related parties [line items]
Amounts due to related parties included in trade and other payable	10,770	13,847
Kulwant Sandher
Disclosure of transactions between related parties [line items]
Amounts due to related parties included in trade and other payable	6,731	8,654
Xavier Montagne
Disclosure of transactions between related parties [line items]
Amounts due to related parties included in trade and other payable	8,131	10,454
California Electric Boat Company Inc.
Disclosure of transactions between related parties [line items]
Amounts due to related parties included in trade and other payable	48,014
Mac Engineering, SASU
Disclosure of transactions between related parties [line items]
Amounts due to related parties included in trade and other payable	$ 2,021	$ 9,935